Annual Fund Operating Expenses - Guinness Atkinson Real Assets Income ETF	Dec. 17, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Guinness Atkinson Real Assets Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.45%	[1]

[1]	The Fund’s advisory agreement provides that in exchange for a unitary fee, the Adviser will arrange for and pay for all routine and ordinary expenses of the Fund except for: the management fees, Rule 12b-1 plan payments (if any), interest expenses, taxes, fees related to services for reclamation or collection of foreign taxes withheld, acquired fund fees and expenses (if any), dividends on short positions, costs of shareholder meetings and extraordinary expenses (including litigation, if any). The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, brokerage commissions, and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.45% through June 30, 2027.